Subsequent Events (Details) - USD ($)		Mar. 28, 2025	Mar. 11, 2025	Feb. 06, 2025	Feb. 04, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]					$ 0.00000125	$ 0.00000125
2024 Equity Incentive Plan [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares		3,000,000
2024 Equity Incentive Plan [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares		3,172,500
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001
Initial Public Offering [Member]
Subsequent Events [Line Items]
Proceeds from issuance initial public offering (in Dollars)					$ 6,000,000
Initial Public Offering [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares				1,500,000	1,500,000
Ordinary shares, par value (in Dollars per share)				$ 0.00000125	$ 0.00000125
Offering price per share (in Dollars per share)				$ 4	$ 4
Proceeds from issuance initial public offering (in Dollars)				$ 6,000,000
Sale of stock			1,725,000
Sale of stock, gross proceeds (in Dollars)			$ 5,420,000
Over-Allotment Option [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Offering price per share (in Dollars per share)			$ 4
Payment to acquire additional shares			225,000
Proceeds from issuance of common stock (in Dollars)			$ 900,000

[1]	Giving retroactive effect to the 800 for 1 share split effected and the surrender of a total of 10,000,000 Ordinary Shares on August 12, 2024.